Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015		Sep. 30, 2014
Cash flows from operating activities:
Net income	$ 5,705	$ 3,339		$ 3,197
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,729	9,485		9,294
Intangible asset impairment	0	2,074	[1]	0
Deferred income taxes	2,145	(590)		(461)
Gain on asset dispositions	(2,222)	(1,558)		(578)
Stock-based compensation	745	617		569
Net changes in operating assets and liabilities:
Accounts receivable	339	(263)		(235)
Inventory of parts and supplies	(31)	115		(14)
Prepaid expenses	(98)	152		(149)
Other assets	132	(148)		0
Accounts payable and accrued liabilities	(448)	2,478	[2]	(1,487)
Income taxes payable and receivable	(146)	(244)		(44)
Long-term insurance liabilities and other long-term liabilities	(895)	(405)		728
Net cash provided by operating activities	14,955	15,052		10,820
Cash flows from investing activities:
Purchase of property and equipment	(11,503)	(9,905)		(9,631)
Business acquisition	0	0		(10,023)
Proceeds from the sale of property, plant and equipment	3,155	1,863		1,436
Net cash used in investing activities	(8,348)	(8,042)		(18,218)
Cash flows from financing activities:
(Decrease) increase in bank overdrafts	(773)	(160)		685
Proceeds from borrowing on revolving credit facility	13,536	43,793		23,528
Payments on revolving credit facility	(13,536)	(51,075)		(16,246)
Debt issue costs	0	(94)		0
Excess tax benefits from exercise of stock options	171	425		0
Proceeds from exercised stock options	0	202		0
Net distributions to FRP prior to spin-off	0	(101)		(569)
Net cash (used in) provided by financing activities	(602)	(7,010)		7,398
Net increase in cash and cash equivalents	6,005	0		0
Cash and cash equivalents at beginning of year	0	0		0
Cash and cash equivalents at end of the year	6,005	0		0
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	74	175		109
Cash paid during the year for Income taxes	$ 1,909	$ 2,840		$ 2,548

[1]	The Company recorded a non-cash, impairment charge related to the customer relationship intangible asset recorded resulting from the Pipeline acquisition of $2,074 during the second quarter of fiscal 2015.
[2]	The Company recorded non-cash transactions for vacation liability of the Pipeline business acquisition of $132 in fiscal 2014.